UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 91.4%

	Air Freight & Logistics – 0.2%

27,504	BPost SA, (2)	$645,293

8,123	Oesterreichische Post AG	323,574
	Total Air Freight & Logistics	968,867

	Commercial Services & Supplies – 4.4%

2,941,906	China Everbright International Limited, (2)	3,961,892

54,742	Covanta Holding Corporation	859,449

164,539	Park24 Company Limited, (2)	4,323,128

199,101	Waste Connections Inc.	17,564,690
	Total Commercial Services & Supplies	26,709,159

	Construction & Engineering – 2.9%

509,786	Ferrovial SA, (2)	10,189,300

97,159	Vinci S.A, (2)	7,715,260
	Total Construction & Engineering	17,904,560

	Diversified Telecommunication Services – 0.9%

184,204	Cellnex Telecom S.A.U, (2), (3)	3,033,818

328,009	Infrastructure Wireless Italiane SpA	1,729,304

2,048,697	Tower Bersama Infrastructure Tbk PT, (2)	838,056
	Total Diversified Telecommunication Services	5,601,178

	Electric Utilities – 14.6%

50,942	Alliant Energy Corporation	2,017,813

34,708	American Electric Power Company, Inc.	2,329,948

2,343,902	AusNet Services, (2)	3,017,254

154,210	Brookfield Infrastructure Partners LP	5,963,301

86,207	Cheung Kong Infrastructure Holdings Limited, (2)	677,005

208,792	CLP Holdings Limited, (2)	2,185,733

58,589	Duke Energy Corporation	4,804,884

36,628	Edison International	2,915,955

9,626	Elia System Operator SA NV, (2)	507,069

123,821	Emera Incorporated	4,374,261

61,927	Endesa S.A, (2), (3)	1,453,401

55,317	Enersis Chile SA	304,244

9,347	Entergy Corporation	709,998

72,479	Great Plains Energy Incorporated	2,117,836

43,720	Hafslund ASA, Class B Shares	458,270

NUVEEN	1

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

268,520	Iberdrola SA, (2)	$1,918,545

1,287,930	Infratil Limited	2,627,260

102,569	NextEra Energy Inc.	13,166,783

118,355	PG&E Corporation	7,854,038

56,851	Pinnacle West Capital Corporation	4,740,236

126,336	Power Assets Holdings Limited, (2)	1,089,751

1,811,277	Power Grid Corporation of India Limited, (2)	5,502,752

239,627	Red Electrica Corporacion SA, (2), (3)	4,594,704

163,110	Scottish and Southern Energy PLC, (2)	3,014,450

45,733	Southern Company	2,276,589

3,794,113	Spark Infrastructure Group, (2)	6,871,112

63,233	Transmissora Alianca de Energia Eletrica SA	463,552

40,723	Xcel Energy, Inc.	1,810,137
	Total Electric Utilities	89,766,881

	Gas Utilities – 4.6%

499,411	APA Group, (2)	3,418,122

61,083	Atmos Energy Corporation	4,824,946

9,847	Chesapeake Utilities Corporation	681,412

1,299,084	China Resources Gas Group Limited, (2)	4,601,019

146,512	ENN Energy Holdings Limited, (2)	825,339

822,818	Hong Kong and China Gas Company Limited, (2)	1,646,217

340,763	Infraestructura Energitca Nova SAB de CV	1,628,076

43,036	New Jersey Resources Corporation	1,704,226

26,408	One Gas Inc.	1,785,181

25,637	Rubis, (2)	2,510,060

55,501	Southwest Gas Holdings, Inc.	4,601,588

152,037	Towngas China Company Limited, (2)	85,899
	Total Gas Utilities	28,312,085

	Independent Power & Renewable Electricity Producers – 0.3%

58,832	Brookfield Renewable Energy Partners LP	1,743,039

63,738	CPFL Energias Renovaveis SA, (3)	244,723
	Total Independent Power & Renewable Electricity Producers	1,987,762

	Media – 0.3%

78,654	SES SA, (2)	1,828,624

	Multi-Utilities – 8.0%

34,530	CenterPoint Energy, Inc.	951,992

1,151,164	Centrica PLC, (2)	3,134,607

155,729	CMS Energy Corporation	6,967,315

137,261	Dominion Resources, Inc.	10,647,336

2	NUVEEN

Shares	Description (1)	Value

	Multi-Utilities (continued)

71,380	DTE Energy Company	$7,288,612

217,323	Hera SpA, (2)	603,702

58,420	Innogy SE, (2)	2,201,703

122,110	National Grid PLC, Sponsored ADR	7,751,543

96,214	NiSource Inc.	2,288,931

40,107	Sempra Energy	4,431,825

31,198	Unitil Corp.	1,404,846

20,940	Veolia Environment S.A., ADR, (2)	392,664

13,410	WEC Energy Group, Inc.	813,048
	Total Multi-Utilities	48,878,124

	Oil, Gas & Consumable Fuels – 23.8%

124,121	Cheniere Energy Inc., (3)	5,867,200

48,078	Enagas, (2)	1,247,311

543,631	Enbridge Inc.	22,745,521

493,752	Enterprise Products Partnership LP	13,632,493

102,640	Inter Pipeline Limited	2,163,401

132,473	Keyera Corporation	3,885,981

946,376	Kinder Morgan, Inc.	20,574,214

55,538	Koninklijke Vopak NV, (2)	2,418,802

76,678	Magellan Midstream Partners LP	5,897,305

75,564	ONEOK, Inc.	4,189,268

183,367	Pembina Pipeline Corporation	5,810,494

101,388	Plains All American Pipeline LP	3,204,875

176,078	Plains GP Holdings LP, Class A Shares	5,504,198

166,486	Targa Resources Corporation	9,972,511

316,787	TransCanada Corporation	14,619,720

143,355	TransCanada Corporation	6,615,555

184,487	Veresen Inc.	2,039,297

524,658	Williams Companies Inc.	15,524,630
	Total Oil, Gas & Consumable Fuels	145,912,776

	Road & Rail – 6.3%

681,458	Aurizon Holdings Limited, (2)	2,732,595

16,091	Central Japan Railway Company, (2)	2,628,301

1,908,213	ComfortDelGro Corporation, (2)	3,492,898

99,277	East Japan Railway Company, (2)	8,669,016

168,191	Genesee & Wyoming Inc., (3)	11,413,441

150,384	MTR Corporation, (2)	844,919

82,991	Union Pacific Corporation	8,790,407
	Total Road & Rail	38,571,577

NUVEEN	3

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Transportation Infrastructure – 23.8%

516,404	Abertis Infraestructuras S.A, (2)	$8,312,887

118,529	Aena S.A, (2), (3)	18,734,608

33,743	Aeroports de Paris, (2)	4,168,800

626,063	Atlantia SpA, (2)	16,149,989

1,812,018	Auckland International Airport Limited, (2)	8,580,018

318,580	CCR SA	1,836,826

983,414	China Merchants Holdings International Company Limited, (2)	2,880,465

1,854,517	Cosco Shipping Ports Limited, (2)	2,048,054

90,857	Flughafen Wien AG	2,868,532

43,244	Flughafen Zuerich AG, (2)	9,213,468

57,077	Fraport AG, (2)	4,035,819

142,412	Groupe Eurotunnel SA, (2)	1,431,516

74,986	Grupo Aeroportuario Centro Norte, SA, ADR	3,237,895

10,911	Grupo Aeroportuario del Pacifico S.A.B. de CV, ADR	1,059,458

612,999	Hopewell Highway Infrastructure Limited, (2)	330,533

4,232,747	Hutchison Port Holdings Trust, (2)	1,756,852

768,876	International Container Terminal Services, Incorporated, (2)	1,376,642

73,688	Japan Airport Terminal Company, (2)	2,570,720

368,291	Kamigumi Company Limited, (2)	3,191,782

1,557,872	Macquarie Atlas Roads Group, (2)	6,092,639

1,066,350	Port of Tauranga Limited, (2)	3,116,448

105,953	Promotora y Operadora de Infraestructura SAB de CV (Pinfra)	1,143,951

92,789	Promotora y Operadora de Infraestructura SAB de CV (Pinfra)	753,176

629,837	Singapore Airport Terminal Services Limited, (2)	2,197,240

1,742,720	Sydney Airport, (2)	9,011,200

3,178,894	Transurban Group, (2)	28,336,334

94,808	Westports Holdings BHD, (2)	86,752

64,834	Westshore Terminals Investment Corporation	1,290,001
	Total Transportation Infrastructure	145,812,605

	Water Utilities – 1.3%

1,702,748	Aguas Andinas SA. Class A	967,654

5,869	American Water Works Company	456,432

1,932,175	China Everbright Water Limited, (2)	655,602

7,104	Connecticut Water Service, Inc.	377,578

43,505	Pennon Group PLC, (2)	480,577

118,422	Severn Trent PLC, (2)	3,532,415

100,498	United Utilities PLC, (2)	1,251,298
	Total Water Utilities	7,721,556
	Total Common Stocks (cost $475,318,558)	559,975,754

4	NUVEEN

Shares	Description (1)			Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 5.7%

	Health Care – 0.5%

1,619,881	Parkway Life Real Estate Investment Trust			$2,918,183

	Specialized – 5.2%

23,113	American Tower Corporation, REIT			2,809,154

96,174	Crown Castle International Corporation			9,083,634

29,891	Digital Realty Trust Inc.			3,180,103

27,636	Equinix Inc.			11,064,625

234,313	Keppel DC REIT, (2)			200,988

47,459	SBA Communications Corporation, (3)			5,712,640
	Total Specialized			32,051,144
	Total Real Estate Investment Trust Common Stocks (cost $30,615,609)			34,969,327

Shares	Description (1), (4)			Value

	INVESTMENT COMPANIES – 0.8%

332,698	3I Infrastructure PLC			$787,823

1,084,635	John Laing Infrastructure Fund			1,819,620

7,051,830	Keppel Infrastructure Trust			2,569,415
	Total Investment Companies (cost $5,140,223)			5,176,858
	Total Long-Term Investments (cost $511,074,390)			600,121,939

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

	REPURCHASE AGREEMENTS – 1.8%

$10,946	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $10,946,390, collateralized by $10,930,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $11,166,219	0.090%	4/03/17	$10,946,308
	Total Short-Term Investments (cost $10,946,308)			10,946,308
	Total Investments (cost $522,020,698) – 99.7%			611,068,247
	Other Assets Less Liabilities – 0.3%			1,542,069
	Net Assets – 100%			$612,610,316

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

NUVEEN	5

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$315,612,775	$244,362,979	$—	$559,975,754
Real Estate Investment Trust Common Stocks	34,768,339	200,988	—	34,969,327
Investment Companies	5,176,858	—	—	5,176,858
Short-Term Investments:
Repurchase Agreements	—	10,946,308	—	10,946,308
Total	$355,557,972	$255,510,275	$—	$611,068,247

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$3,414,387	$(5,236,998)	$5,236,998	$(3,414,387)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $538,998,860.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$92,784,441
Depreciation	(20,715,054)
Net unrealized appreciation (depreciation) of investments	$72,069,387

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

6	NUVEEN

Nuveen Real Asset Income Fund

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.9%

	COMMON STOCKS – 24.2%

	Air Freight & Logistics – 0.7%

302,341	BPost SA, (2)	$7,093,459

82,520	Oesterreichische Post AG	3,287,127
	Total Air Freight & Logistics	10,380,586

	Commercial Services & Supplies – 0.4%

412,980	Covanta Holding Corporation	6,483,786

	Diversified Telecommunication Services – 0.5%

2,084,130	HKBN Limited, (2)	2,330,123

4,573,207	HKT Trust and HKT Limited	5,919,895
	Total Diversified Telecommunication Services	8,250,018

	Electric Utilities – 5.4%

329,460	Alupar Investimento SA	2,155,287

6,708,286	AusNet Services, (2)	8,635,432

91,919	Brookfield Infrastructure Partners LP, (7)	3,554,508

1,076,099	Contact Energy Limited, (2)	3,815,730

190,432	EDP – Energias de Portugal, S.A., (2)	643,881

249,084	Endesa S.A, (2)	5,845,899

49,016	Entergy Corporation	3,723,255

10,148	Hafslund ASA, Class B Shares	106,371

3,310,346	Infratil Limited	6,752,806

859,166	Scottish and Southern Energy PLC, (2)	15,878,321

94,150	Southern Company	4,686,787

11,733,640	Spark Infrastructure Group, (2)	21,249,539

617,354	Transmissora Alianca de Energia Eletrica SA	4,525,738
	Total Electric Utilities	81,573,554

	Gas Utilities – 0.1%

32,896	AmeriGas Partners, LP	1,549,073

63,232	APA Group, (2)	432,779
	Total Gas Utilities	1,981,852

	Health Care Providers & Services – 0.3%

324,487	Sienna Senior Living Inc., Subscription	4,226,127

	Household Durables – 0.2%

86,828	Kaufman and Broad SA	3,195,669

	Independent Power & Renewable Electricity Producers – 1.5%

18,013	Brookfield Renewable Energy Partners LP	535,526

NUVEEN	7

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers (continued)

383,413	Brookfield Renewable Energy Partners LP	$11,359,531

62,691	Pattern Energy Group Inc.	1,261,970

886,762	Renewables Infrastructure Group Limited	1,194,351

861,419	Saeta Yield S.A, (7)	7,847,932

53,920	TransAlta Renewables Inc.	638,598
	Total Independent Power & Renewable Electricity Producers	22,837,908

	Media – 0.3%

159,873	SES SA, (2)	3,716,881

	Multi-Utilities – 3.5%

4,576,607	Centrica PLC, (2)	12,462,049

2,182,626	Duet Group, (2)	4,651,381

30,262	Engie, (2)	427,651

52,270	Innogy SE, (2)	1,969,925

219,671	National Grid PLC, Sponsored ADR	13,944,715

2,781,472	Redes Energeticas Nacionais SA, (2)	8,360,944

4,782,166	Vector Limited, (2)	10,728,873

33,059	Veolia Environment S.A., ADR, (2)	619,918
	Total Multi-Utilities	53,165,456

	Oil, Gas & Consumable Fuels – 7.3%

11,811	Cheniere Energy Partners LP Holdings LLC	381,613

16,774	DCP Midstream LP	658,044

183,875	Enagas, (2)	4,770,358

24,856	Enbridge Energy Partners LP	472,264

190,345	Enbridge Income Fund Holdings Inc.	4,744,848

710,954	Enterprise Products Partnership LP	19,629,440

426,816	Inter Pipeline Limited	8,996,242

90,311	OneOK Partners Limited Partnership	4,875,891

24,968	Pembina Pipeline Corporation	791,181

561,473	Plains All American Pipeline LP	17,748,162

500,085	Plains GP Holdings LP, Class A Shares	15,632,657

383,955	Targa Resources Corporation	22,998,905

694,982	Veresen Inc.	7,682,246

45,947	Williams Partners LP	1,876,016
	Total Oil, Gas & Consumable Fuels	111,257,867

	Real Estate Management & Development – 0.5%

412,665	Atrium European Real Estate Ltd, (2)	1,669,128

101,798	Brookfield Property Partners	2,266,023

764,522	Citycon Oyj, (2)	1,809,715

8	NUVEEN

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

68,677	Landmark Infrastructure Partners LP	$1,026,721
	Total Real Estate Management & Development	6,771,587

	Road & Rail – 0.3%

895,488	Aurizon Holdings Limited, (2)	3,590,838

21,426	MTR Corporation, (2)	120,380

328,834	Stagocoach Group PLC, (2)	861,807
	Total Road & Rail	4,573,025

	Transportation Infrastructure – 3.0%

1,053,580	Abertis Infraestructuras S.A, (2)	16,960,154

17,029	Cosco Shipping Ports Limited, (2)	18,806

392,712	Enav S.p.A, (2), (7)	1,595,118

21,338,700	Hopewell Highway Infrastructure Limited, (2)	11,505,977

17,037,990	Hutchison Port Holdings Trust, (2)	7,071,821

341,877	Jiangsu Expressway Company Limited, (2)	491,109

16,558	Macquarie Infrastructure Corporation	1,334,244

18,988	Sydney Airport, (2)	98,183

699,158	Transurban Group, (2)	6,232,223

568,085	Zhejiang Expressway Company Limited, (2)	743,073
	Total Transportation Infrastructure	46,050,708

	Water Utilities – 0.2%

1,980,451	Inversiones Aguas Metropolitanas SA	3,110,197
	Total Common Stocks (cost $350,010,382)	367,575,221

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 19.1%

	Diversified – 3.0%

642,709	AEW UK REIT PLC	$787,132

322,509	Armada Hoffler Properties Inc.	4,479,650

8,564	Cofinimmo, SANV, (2)	977,146

878,690	Dream Global Real Estate Investment Trust	6,356,354

90,768	Growthpoint Properties Australia Limited , (2)	219,714

43,122	ICADE, (2)	3,154,374

25,653	Liberty Property Trust	988,923

6,914,229	Mapletree Greater China Commercial Trust, (2)	5,038,512

1,372,574	Spirit Realty Capital Inc.	13,904,175

87,140	STORE Capital Corporation	2,080,903

1,008,286	VEREIT, Inc.	8,560,348
	Total Diversified	46,547,231

NUVEEN	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Health Care – 4.0%

178,220	Care Capital Properties, Inc.	$4,788,771

219,549	Community Healthcare Trust Inc.	5,247,221

74,207	LTC Properties Inc.	3,554,515

682,366	MedEquities Realty Trust, Inc.	7,649,323

370,871	Medical Properties Trust Inc.	4,780,527

23,943	National Health Investors Inc.	1,738,980

166,021	New Senior Investment Group Inc.	1,693,414

1,057,031	NorthWest Healthcare Properties REIT, (WI/DD)	8,385,665

3,105,019	Parkway Life Real Estate Investment Trust	5,593,629

204,152	Physicians Realty Trust	4,056,500

324,491	Senior Housing Properties Trust	6,570,943

26,765	Universal Health Realty Income Trust	1,726,342

79,106	Ventas Inc.	5,145,054
	Total Health Care	60,930,884

	Hotels & Resorts – 1.3%

412,692	American Hotel Income Properties REIT LP	3,336,045

34,548	Apple Hospitality REIT, Inc.	659,867

115,753	Hersha Hospitality Trust	2,174,999

122,427	Hospitality Properties Trust	3,860,123

223,357	MGM Growth Properties LLC	6,041,807

102,325	Park Hotels & Resorts, Inc.	2,626,683

36,317	RLJ Lodging Trust	853,813

4,415	Xenia Hotels & Resorts Inc.	75,364
	Total Hotels & Resorts	19,628,701

	Industrial – 2.7%

1,196,322	Ascendas Real Estate Investment Trust, (2)	2,154,305

12,513,230	Frasers Logistics & Industrial Trust, (2)	8,810,901

125,642	Granite Real Estate, Inc.	4,395,132

734,973	Mapletree Logistics Trust	575,326

3,080,884	Propertylink Group, (2)	1,883,685

718,812	Pure Industrial Real Estate Trust, (WI/DD)	3,291,774

410,405	STAG Industrial Inc.	10,268,333

2,341,545	TF Administradora Industrial S de RL de CV	3,820,812

489,728	WPT Industrial Real Estate Investment Trust	6,293,005
	Total Industrial	41,493,273

	Mortgage – 1.3%

212,196	Apollo Commercial Real Estate Finance, Inc.	3,991,407

89,864	Ares Commercial Real Estate Corporation	1,202,380

167,043	Blackstone Mortgage Trust Inc, Class A	5,171,651

10	NUVEEN

Shares	Description (1)	Value

	Mortgage (continued)

437,048	Starwood Property Trust Inc.	$9,868,544
	Total Mortgage	20,233,982

	Office – 0.9%

621,795	City Office REIT, Inc.	7,554,809

204,142	Easterly Government Properties, Inc.	4,039,970

200,494	Franklin Street Properties Corporation	2,433,997
	Total Office	14,028,776

	Residential – 0.7%

1,936,712	Empiric Student Property PLC	2,626,694

620,515	Independence Realty Trust	5,814,226

143,031	Killam Apartment Real Estate I	1,363,788
	Total Residential	9,804,708

	Retail – 4.2%

382,891	Charter Hall Retail REIT, (2)	1,269,578

215,759	Choice Properties Real Estate Investment Trust	2,245,445

121,500	Crombie Real Estate Investment Trust	1,272,696

164,151	Eurocommercial Properties NV, (2)	5,878,186

4,616,531	Fortune REIT, (2)	5,169,419

5,326,634	Frasers Centrepoint Trust, (2)	8,029,397

656,705	Immobiliare Grande Distribuzione SIIQ SpA	574,470

4,399,866	Mapletree Commercial Trust	4,812,378

134,725	Mercialys	2,513,025

264,779	OneREIT	730,713

1,194,539	Plaza Retail REIT	4,419,395

133,107	RioCan Real Estate Investment Trust	2,622,404

122,598	Smart Real Estate Investment Trust	3,011,826

17,087	Urstadt Biddle Properties Inc.	351,309

3,200,427	Vicinity Centres, (2)	6,922,590

697,479	Viva Energy REIT, (2)	1,267,911

551,197	Washington Prime Group, Inc.	4,789,902

168,577	Wereldhave NV, (2)	7,422,568
	Total Retail	63,303,212

	Specialized – 1.0%

360,656	Automotive Properties Real Estate Investment Trust	2,988,630

19,700	Entertainment Properties Trust	1,450,511

193,608	Gaming and Leisure Properties Inc.	6,470,379

4,203,965	Keppel DC REIT, (2)	3,606,066
	Total Specialized	14,515,586
	Total Real Estate Investment Trust Common Stocks (cost $278,385,293)	290,486,353

NUVEEN	11

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFFERRED SECURITIES – 8.4%

	Electric Utilities – 2.5%

230,616	Exelon Corporation	6.500%	BB+	$11,383,206

156,995	Great Plains Energy Inc.	7.000%	N/R	8,435,341

103,950	NextEra Energy Inc.	6.371%	BBB	6,276,501

232,721	NextEra Energy Inc.	6.123%	BBB	11,868,771
	Total Electric Utilities			37,963,819

	Equity Real Estate Investment Trusts – 2.1%

83,509	Alexandria Real Estate Equities Inc.	7.000%	Baa3	2,910,289

96,001	American Tower Corporation	5.500%	N/R	10,723,312

211,604	Ashford Hospitality Prime, Inc.	5.500%	N/R	4,162,251

63,605	EPR Properties Inc.	9.000%	BB	2,276,423

8,306	EPR Properties Inc.	5.750%	BB	238,216

63,973	Equity Commonwealth	6.500%	Ba1	1,635,150

3,415	FelCor Lodging Trust Inc., Series A.	1.950%	Caa1	83,258

16,510	Lexington Corporate Properties Trust, Series B	6.500%	N/R	829,627

176,825	Ramco-Gershenson Properties Trust	7.250%	N/R	9,583,915
	Total Equity Real Estate Investment Trusts			32,442,441

	Gas Utilities – 0.3%

69,131	Spire, Inc., (2)	6.750%	N/R	4,055,916

	Multi-Utilities – 2.3%

35,084	Black Hills Corp	7.750%	N/R	2,574,464

317,957	Dominion Resources Inc.	6.750%	BBB–	16,177,652

126,064	Dominion Resources Inc.	6.375%	Baa3	6,341,019

192,885	DTE Energy Company	5.000%	BBB–	10,363,711
	Total Multi-Utilities			35,456,846

	Oil, Gas & Consumable Fuels – 1.2%

117,966	Anadarko Petroleum Corporation	7.500%	N/R	5,130,341

255,878	Kinder Morgan Inc, Delaware	9.750%	N/R	12,763,195
	Total Oil, Gas & Consumable Fuels			17,893,536
	Total Convertible Preferred Securities (cost $122,579,933)			127,812,558

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 19.4%

	Electric Utilities – 4.3%

24,320	APT Pipelines Limited	6.300%	N/R	$1,900,782

286,541	Brookfield Infrastructure Partners LP, Reg S	5.350%	BBB–	5,584,948

5,857	Duke Energy Capital Trust II	5.125%	BBB	152,223

313,411	Entergy Arkansas Inc.	4.875%	A	7,120,698

50,694	Entergy Louisiana LLC	4.875%	A	1,146,191

12	NUVEEN

Shares	Description (1)	Coupon	Ratings (3)	Value

	Electric Utilities (continued)

71,453	Entergy New Orleans, Inc.	5.500%	A	$1,767,747

62,306	Entergy Texas Inc.	5.625%	A	1,609,987

243,773	Integrys Energy Group Inc., (2)	6.000%	Baa1	6,350,287

428,096	NextEra Energy Inc.	5.250%	BBB	10,287,147

139,012	NextEra Energy Inc.	5.000%	BBB	3,429,426

147,970	Pacific Gas & Electric Corporation	6.000%	A–	4,637,380

379,514	PPL Capital Funding, Inc.	5.900%	BBB	9,939,472

91,808	SCE Trust I	5.625%	Baa1	2,317,234

8,142	Southern Company	6.250%	BBB	214,949

358,496	Southern Company	5.250%	BBB	8,585,979
	Total Electric Utilities			65,044,450

	Equity Real Estate Investment Trusts – 11.3%

234,886	American Homes 4 Rent	6.350%	N/R	6,013,082

112,012	American Homes 4 Rent	5.500%	N/R	3,214,744

115,312	American Homes 4 Rent	5.000%	N/R	3,277,167

135,017	American Homes 4 Rent	5.000%	N/R	3,870,937

109,647	American Homes 4 Rent	6.500%	N/R	2,931,961

330,156	CBL & Associates Properties Inc.	7.375%	BB	7,920,442

90,323	CBL & Associates Properties Inc.	6.625%	BB	2,108,139

446,618	Cedar Shopping Centers Inc., Series A	7.250%	N/R	11,080,593

98,251	Chesapeake Lodging Trust	7.750%	N/R	2,470,030

340,082	City Office REIT, Inc.	6.625%	N/R	8,536,058

112,088	Colony Northstar, Inc.	8.500%	N/R	2,824,618

78,309	Colony Northstar, Inc.	7.500%	N/R	1,943,629

278,173	Colony Northstar, Inc.	7.125%	N/R	6,945,980

29,115	DDR Corporation	6.250%	Baa3	733,698

51,848	Equity Lifestyle Properties Inc.	6.750%	N/R	1,326,790

159,178	GGP, Inc.	6.375%	N/R	4,122,710

73,861	Gladstone Commercial Corporation	7.000%	N/R	1,859,081

223,086	Gramercy Property Trust	7.125%	BB+	5,873,854

172,391	Hersha Hospitality Trust	6.875%	N/R	4,352,873

203,705	Hersha Hospitality Trust	6.500%	N/R	5,029,476

350,142	Hersha Hospitality Trust	6.500%	N/R	8,802,570

234,279	Investors Real Estate Trust	7.950%	N/R	5,927,259

21,526	LaSalle Hotel Properties	6.375%	N/R	534,706

249,168	LaSalle Hotel Properties	6.300%	N/R	6,129,533

9,531	Mid-America Apartment Communities Inc.	8.500%	BBB–	606,934

339,648	Monmouth Real Estate Investment Corp	6.125%	N/R	8,453,839

229,392	Pebblebrook Hotel Trust	6.500%	N/R	5,794,442

NUVEEN	13

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Equity Real Estate Investment Trusts (continued)

181,990	Pebblebrook Hotel Trust	6.375%	N/R	$4,600,707

732	PS Business Parks, Inc.	5.750%	BBB	18,615

92,390	Public Storage, Inc.	5.750%	A3	2,318,989

9,965	Public Storage, Inc.	5.900%	BBB+	251,018

25,653	Retail Properties of America	7.000%	BB	655,434

794	Rexford Industrial Realty Inc.	5.875%	BB	19,231

65,323	Senior Housing Properties Trust	6.250%	BBB–	1,685,333

118,236	STAG Industrial Inc.	6.875%	BB+	3,076,501

109,593	Summit Hotel Properties Inc.	7.875%	N/R	2,814,348

278,674	Summit Hotel Properties Inc.	7.125%	N/R	7,159,135

126,824	Summit Hotel Properties Inc.	6.450%	N/R	3,176,941

22,637	Sunstone Hotel Investors Inc.	6.950%	N/R	576,112

217,836	Sunstone Hotel Investors Inc.	6.450%	N/R	5,445,900

63,045	Taubman Centers Incorporated, Series K	6.250%	N/R	1,575,495

37,847	Taubman Centers Incorporated., Series J	6.500%	N/R	960,557

141,914	UMH Properties Inc.	8.000%	N/R	3,796,200

123,838	Urstadt Biddle Properties	7.125%	N/R	3,175,206

196,101	Urstadt Biddle Properties	6.750%	N/R	5,049,601

5,951	Vornado Realty Trust	5.700%	BBB–	151,691

77,990	Washington Prime Group, Inc.	7.500%	Ba1	1,948,970

29,671	Washington Prime Group, Inc.	6.875%	Ba1	740,291
	Total Equity Real Estate Investment Trusts			171,881,420

	Independent Power & Renewable Electricity Producers – 0.1%

116,961	Brookfield Renewable Partners, Preferred Equity, Reg S	5.750%	BB+	2,295,509

	Mortgage Real Estate Investment Trusts – 0.4%

54,180	Apollo Commercial Real Estate Finance	8.625%	N/R	1,380,561

162,196	Arbor Realty Trust Incorporated	7.375%	N/R	4,144,108
	Total Mortgage Real Estate Investment Trusts			5,524,669

	Multi-Utilities – 2.2%

639,060	Dominion Resources Inc.	5.250%	BBB–	15,190,456

279,006	DTE Energy Company	6.000%	Baa2	7,318,327

348,987	DTE Energy Company	5.375%	Baa2	8,375,688

115,738	DTE Energy Company	5.250%	Baa2	2,866,830
	Total Multi-Utilities			33,751,301

	Oil, Gas & Consumable Fuels – 0.8%

344,699	Nustar Energy LP	8.500%	Ba3	9,282,744

156,033	Pembina Pipeline Corporation, Reg S	5.750%	BB+	3,103,412
	Total Oil, Gas & Consumable Fuels			12,386,156

14	NUVEEN

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Management & Development – 0.1%

83,964	Landmark Infrastructure Partners LP	8.000%		N/R	$2,099,100

	Trading Companies & Distributors – 0.2%

112,424	GATX Corporation	5.625%		BBB	2,809,476
	Total $25 Par (or similar) Retail Preferred (cost $292,941,859)				295,792,081

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 15.0%

	Air Freight & Logistics – 0.1%

$1,880	Empresa de Transporte de Pasajeros Metro SA, 144A	5.000%	1/25/47	A+	$1,967,702

	Commercial Services & Supplies – 1.3%

5,470	Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B–	5,524,700

7,381	Covanta Holding Corporation	5.875%	3/01/24	Ba3	7,491,715

1,620	Covanta Holding Corporation	5.875%	7/01/25	Ba3	1,623,038

4,176	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	4,520,520
	Total Commercial Services & Supplies				19,159,973

	Construction & Engineering – 0.2%

2,695	AECOM Technology Corporation, 144A	5.125%	3/15/27	BB	2,701,738

	Diversified Financial Services – 0.5%

3,100	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	3,123,250

3,880	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	4,041,680
	Total Diversified Financial Services				7,164,930

	Diversified Telecommunication Services – 1.3%

6,615	CyrusOne LP Finance, 144A	5.375%	3/15/27	BB	6,681,150

6,043	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	6,201,629

7,880	SBA Communications Corporation, 144A	4.875%	9/01/24	B+	7,779,924
	Total Diversified Telecommunication Services				20,662,703

	Electric Utilities – 0.9%

2,080	Comision Federal de Electricidad of the United States of Mexico, 144A	6.125%	6/16/45	BBB+	2,137,200

6,705	DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	6,202,125

3,935	Exelon Corporation	6.250%	10/01/39	BBB	4,079,658

1,670	Intergen NV, 144A	7.000%	6/30/23	B1	1,494,650
	Total Electric Utilities				13,913,633

	Equity Real Estate Investment Trusts – 1.7%

5,165	Care Capital Properties, Inc.	5.125%	8/15/26	BBB–	5,156,602

2,715	CBL & Associates LP	5.950%	12/15/26	BBB–	2,619,283

1,065	CoreCivic, Inc.	4.625%	5/01/23	Ba1	1,063,669

2,767	DuPont Fabros Technology LP	5.625%	6/15/23	BB+	2,877,680

4,970	Geo Group Inc.	6.000%	4/15/26	B+	5,033,235

NUVEEN	15

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Equity Real Estate Investment Trusts (continued)

$2,520		MPT Operating Partnership Finance	5.250%	8/01/26	BBB–	$2,482,200

2,980		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	2,922,471

1,760		Physicians Realty LP	4.300%	3/15/27	BBB–	1,758,270

1,600		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	1,619,840
		Total Equity Real Estate Investment Trusts				25,533,250

		Gas Utilities – 0.9%

3,750		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	3,731,250

2,485		Ferrellgas LP	6.750%	1/15/22	B	2,348,325

3,070		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	3,185,493

2,394		Suburban Propane Partners LP	5.750%	3/01/25	BB–	2,358,090

2,215		Suburban Propane Partners LP	5.875%	3/01/27	BB–	2,181,775
		Total Gas Utilities				13,804,933

		Health Care Equipment & Supplies – 0.1%

2,095		Tenet Healthcare Corporation	8.125%	4/01/22	B–	2,184,037

		Health Care Providers & Services – 0.6%

1,740		Community Health Systems, Inc.	6.250%	3/31/23	BB	1,774,800

2,625		HCA Inc.	5.375%	2/01/25	BB	2,730,000

2,645		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,532,588

2,140		Kindred Healthcare Inc.	6.375%	4/15/22	B–	1,995,550
		Total Health Care Providers & Services				9,032,938

		Hotels, Restaurants & Leisure – 0.2%

2,485		MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	4.500%	9/01/26	BB–	2,410,450

		Independent Power & Renewable Electricity Producers – 0.3%

3,775		Dynegy Inc., 144A	8.000%	1/15/25	B+	3,614,563

1,450		GenOn Energy Inc.	9.500%	10/15/18	CCC	953,375
		Total Independent Power & Renewable Electricity Producers				4,567,938

		Internet Software & Services – 0.4%

944		Equinix Inc.	5.750%	1/01/25	BB+	998,280

5,245		Equinix Inc.	5.375%	5/15/27	BB+	5,415,462
		Total Internet Software & Services				6,413,742

		IT Services – 0.4%

6,370		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	6,719,076

		Multi-Utilities – 0.9%

4,855		Dominion Resources Inc.	5.750%	10/01/54	BBB–	5,024,925

6,300	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	8,347,136
		Total Multi-Utilities				13,372,061

16	NUVEEN

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Oil, Gas & Consumable Fuels – 2.9%

$1,290		Blue Racer Midstream LLC / Blue Racer Finance Corporation, 144A	6.125%	11/15/22	B–	$1,306,125

1,780		Calumet Specialty Products	6.500%	4/15/21	CCC+	1,506,325

3,624		Calumet Specialty Products	7.625%	1/15/22	CCC+	3,053,220

3,585		Cheniere Corpus Christi Holdings, LLC, 144A	5.875%	3/31/25	BB–	3,737,362

4,075		Crestwood Midstream Partners LP, 144A	5.750%	4/01/25	BB–	4,161,594

3,000		Energy Transfer Equity LP	5.500%	6/01/27	BB+	3,135,000

4,785		Genesis Energy LP	5.625%	6/15/24	B+	4,677,338

1,110	CAD	Gibson Energy, 144A	5.250%	7/15/24	BB	828,420

2,130		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	2,087,400

1,080		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	1,069,200

3,543		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	3,578,430

3,600		NGL Energy Partners LP/Fin Co, 144A	7.500%	11/01/23	BB–	3,717,000

5,570		PBF Holding Company LLC	7.000%	11/15/23	BBB–	5,583,925

3,212		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	3,173,874

2,430		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B+	2,430,000
		Total Oil, Gas & Consumable Fuels				44,045,213

		Real Estate Management & Development – 0.6%

4,675		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	4,891,219

4,200		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	4,305,000
		Total Real Estate Management & Development				9,196,219

		Road & Rail – 0.2%

2,766		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	2,807,490

		Software – 0.2%

3,180		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	3,140,250

		Transportation Infrastructure – 0.7%

3,655		Aeropuertos Argentina 2000 SA, 144A	6.875%	2/01/27	B+	3,773,787

835		Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB–	871,356

2,095		Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	2,123,806

3,900		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	4,017,000
		Total Transportation Infrastructure				10,785,949

		Wireless Telecommunication Services – 0.6%

8,196		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	8,493,105
		Total Corporate Bonds (cost $226,315,187)				228,077,330

NUVEEN	17

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		CONVERTIBLE BONDS – 0.2%

		Real Estate Management & Development – 0.2%

$3,160		Tricon Capital Group Inc., 144A	5.750%	3/31/22	N/R	$3,264,675
$3,160		Total Convertible Bonds (cost $3,160,000)				3,264,675

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.0%

		Diversified Financial Services – 0.2%

$2,185		National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$2,275,771

		Electric Utilities – 3.9%

5,220		AES Gener SA, 144A	8.375%	12/18/73	BB	5,487,525

23,355		Emera, Inc.	6.750%	6/15/76	BBB–	25,486,143

7,095		Enel SpA, 144A	8.750%	9/24/73	BBB–	8,159,250

3,500	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	4,016,575

6,525		Exelon Corporation	6.350%	3/15/33	Baa2	6,960,368

6,840	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	9,467,341
		Total Electric Utilities				59,577,202

		Energy Equipment & Services – 3.4%

4,005	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	4,541,468

16,780		Transcanada Trust	5.625%	5/20/75	BBB	17,283,400

12,920		Transcanada Trust	5.875%	8/15/76	BBB	13,630,600

16,635		Transcanada Trust	5.300%	3/15/77	BBB	16,437,459
		Total Energy Equipment & Services				51,892,927

		Multi-Utilities – 0.5%

5,360	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	7,185,635

		Oil, Gas & Consumable Fuels – 1.0%

13,310		Enbridge Inc.	6.000%	1/15/77	BBB–	13,459,738

1,780		Enterprise Products Operating LP	7.034%	1/15/68	Baa2	1,843,902
		Total Oil, Gas & Consumable Fuels				15,303,640
		Total $1,000 Par (or similar) Institutional Preferred (cost $133,118,129)				136,235,175

Shares		Description (1), (5)				Value

		INVESTMENT COMPANIES – 1.6%

4,942,291		John Laing Infrastructure Fund				$8,291,354

33,042,670		Keppel Infrastructure Trust				12,039,475

1,534,102		NextEnergy Solar Fund Limited				2,123,895

1,770,907		Starwood European Real Estate Finance Limited				2,429,553
		Total Investment Companies (cost $25,622,328)				24,884,277
		Total Long-Term Investments (cost $1,432,133,111)				1,474,127,670

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

	REPURCHASE AGREEMENTS – 1.8%

$28,281	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $28,280,734, collateralized by $26,760,000 U.S. Treasury Bonds, 3.375%, due 5/15/44, value $28,849,715	0.090%	4/03/17	$28,280,522
	Total Short-Term Investments (cost $28,280,522)			28,280,522
	Total Investments (cost $1,460,413,633) – 98.7%			1,502,408,192
	Other Assets Less Liabilities – 1.3% (6)			19,560,197
	Net Assets – 100%			$1,521,968,389

Investments in Derivatives as of March 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(517)	6/17	$(60,864,633)	$(84,821)	$(249,535)
U.S. Treasury Long Bond	Short	(39)	6/17	(5,882,906)	(12,187)	1,119
				$(66,747,539)	$(97,008)	$(248,416)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$201,173,746	$166,401,475	$—	$367,575,221
Real Estate Investment Trust Common Stocks	228,682,001	61,804,352	—	290,486,353
Convertible Preferred Securities	123,756,642	4,055,916	—	127,812,558
$25 par (or similar) Retail Preferred	289,441,794	6,350,287	—	295,792,081
Corporate Bonds	—	228,077,330	—	228,077,330
Convertible Bonds	—	3,264,675	—	3,264,675
$1,000 par (or similar) Institutional Preferred	—	136,235,175	—	136,235,175
Investment Companies	24,884,277	—	—	24,884,277
Short-Term Investments:
Repurchase Agreements	—	28,280,522	—	28,280,522
Investments in Derivatives:
Futures Contracts*	(248,416)	—	—	(248,416)
Total	$867,690,044	$634,469,732	$—	$1,502,159,776
*	Represents net unrealized appreciation (depreciation).

NUVEEN	19

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$24,568,889	$(1,969,925)	$1,969,925	$(24,568,889)	$—	$—
Real Estate Investment Trust Common Stocks	575,326	(8,029,397)	8,029,397	(575,326)	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $1,469,455,181.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$62,484,761
Depreciation	(29,531,750)
Net unrealized appreciation (depreciation) of investments	$32,953,011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(6)	Other assets less liabilities include the unrealized appreciation (depreciation) of over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-trade derivatives, when applicable.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the SEC. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

20	NUVEEN

Nuveen Real Estate Securities Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 0.1%

	Health Care Providers & Services – 0.1%

346,933	Capital Senior Living Corporation, (2)	$4,877,878
	Total Common Stocks (cost $3,367,247)	4,877,878

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 97.8%

	Diversified – 3.7%

24,045	Empire State Realty Trust Inc.	$496,289

469,654	Forest City Realty Trust Inc.	10,229,064

451	Gramercy Property Trust	11,861

1,066,094	Liberty Property Trust	41,097,924

22,321	PS Business Parks Inc., (3)	2,561,558

1,886,538	Spirit Realty Capital Inc.	19,110,630

727,895	STORE Capital Corporation	17,382,133

1,604,457	VEREIT, Inc.	13,621,840

1,848,376	Washington Real Estate Investment Trust	57,817,201
	Total Diversified	162,328,500

	Health Care – 10.1%

1,607,577	Health Care Property Investors Inc.	50,285,009

1,138,976	Healthcare Realty Trust, Inc.	37,016,720

168,836	Healthcare Trust of America Inc., Class A	5,311,581

375,610	LTC Properties Inc.	17,991,719

1,111,592	MedEquities Realty Trust, Inc.	12,460,946

801,313	Medical Properties Trust Inc.	10,328,925

93,909	National Health Investors Inc.	6,820,611

137	New Senior Investment Group Inc.	1,397

10,124,160	Parkway Life Real Estate Investment Trust	18,238,475

1,316,665	Physicians Realty Trust	26,162,134

862,604	Senior Housing Properties Trust	17,467,731

2,460,081	Ventas Inc.	160,003,668

1,094,655	Welltower Inc.	77,523,467
	Total Health Care	439,612,383

	Hotels & Resorts – 5.1%

916,566	Apple Hospitality REIT, Inc.	17,506,411

1,626,134	DiamondRock Hospitality Company	18,131,394

867,002	FelCor Lodging Trust Inc.	6,511,185

NUVEEN	21

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Hotels & Resorts (continued)

279,526	Hersha Hospitality Trust	$5,252,294

2,044,724	Host Hotels & Resorts Inc.	38,154,550

248,378	MGM Growth Properties LLC	6,718,625

614,195	Park Hotels & Resorts, Inc.	15,766,386

37,708	RLJ Lodging Trust	886,515

2,054,650	Summit Hotel Properties Inc.	32,833,307

4,629,142	Sunstone Hotel Investors Inc.	70,964,747

433,150	Xenia Hotels & Resorts Inc.	7,393,871
	Total Hotels & Resorts	220,119,285

	Industrial – 9.4%

1,467,468	DCT Industrial Trust Inc.	70,614,560

6,089,294	Duke Realty Corporation	159,965,753

3,486,820	First Industrial Realty Trust, Inc.	92,854,017

127	Monmouth Real Estate Investment Corporation	1,812

1,355,232	Prologis Inc.	70,309,436

448,191	STAG Industrial Inc.	11,213,739

8,189	Terreno Realty Corporation	229,292
	Total Industrial	405,188,609

	Office – 16.9%

530,365	Alexandria Real Estate Equities Inc.	58,615,940

417,754	Boston Properties, Inc.	55,314,807

1,713,012	Brandywine Realty Trust	27,802,185

25,415	Corporate Office Properties	841,237

5,999,701	Cousins Properties, Inc.	49,617,527

100,905	Douglas Emmett Inc.	3,874,752

1,086,272	Easterly Government Properties, Inc.	21,497,323

1,210,688	Equity Commonwealth	37,797,679

789,332	Highwoods Properties, Inc.	38,779,881

1,739,518	Hudson Pacific Properties Inc.	60,256,904

837,825	Kilroy Realty Corporation	60,390,426

1,658,595	Mack-Cali Realty Corporation	44,682,549

1,930,437	Paramount Group Inc.	31,292,384

209,935	Piedmont Office Realty Trust, (3)	4,488,410

574,120	SL Green Realty Corporation	61,212,674

1,765,713	Vornado Realty Trust	177,118,671
	Total Office	733,583,349

	Residential – 17.9%

701,582	American Campus Communities Inc.	33,388,287

1,885,024	American Homes 4 Rents, Class A	43,280,151

22	NUVEEN

Shares	Description (1)	Value

	Residential (continued)

903,911	Apartment Investment & Management Company, Class A	$40,088,453

682,277	AvalonBay Communities, Inc.	125,266,057

1,153,842	Camden Property Trust	92,838,127

358,821	Colony Starwood Homes	12,181,973

809,415	Education Realty Trust Inc.	33,064,603

1,101,457	Equity Lifestyles Properties Inc.	84,878,276

2,155,814	Equity Residential	134,134,747

72,693	Essex Property Trust Inc.	16,830,610

331,774	Invitation Homes, Inc., (2)	7,242,626

420,689	Mid-America Apartment Communities	42,800,899

1,002,061	Monogram Residential Trust, Inc.	9,990,548

671,746	Sun Communities Inc.	53,961,356

1,225,633	UDR Inc.	44,441,453
	Total Residential	774,388,166

	Retail – 19.7%

551,640	Acadia Realty Trust	16,582,298

8,404	Alexander’s Inc.	3,629,351

4,104,561	Brixmor Property Group Inc.	88,083,879

240,606	Cedar Shopping Centers Inc.	1,207,842

1,162,651	Developers Diversified Realty Corporation	14,568,017

685,125	Federal Realty Investment Trust, (3)	91,464,188

3,643,524	GGP, Inc.	84,456,886

585,168	Kimco Realty Corporation	12,926,361

811,285	National Retail Properties, Inc.	35,388,252

1,709,903	Ramco-Gershenson Properties Trust	23,972,840

118,957	Realty Income Corporation	7,081,510

326,426	Regency Centers Corporation	21,671,422

1,176,208	Retail Properties of America Inc.	16,960,919

2,361,352	Simon Property Group, Inc., (3)	406,223,386

219,489	Tanger Factory Outlet Centers	7,192,655

994	Taubman Centers Inc.	65,624

852,504	Urstadt Biddle Properties Inc.	17,527,482

238,558	Washington Prime Group, Inc.	2,073,069
	Total Retail	851,075,981

	Specialized – 15.0%

23,689	Coresite Realty Corporation	2,133,194

240,634	Crown Castle International Corporation	22,727,881

1,754,341	CubeSmart	45,542,692

185,754	CyrusOne Inc.	9,560,758

NUVEEN	23

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Specialized (continued)

1,141,952	Digital Realty Trust Inc.	$121,492,273

177,370	Dupont Fabros Technology Inc.	8,795,778

1,070	Entertainment Properties Trust	78,784

490,056	Equinix Inc.	196,203,721

270,743	Extra Space Storage Inc.	20,140,572

396,671	Gaming and Leisure Properties Inc.	13,256,745

9,616	Life Storage, Inc.	789,666

845,548	Public Storage, Inc.	185,098,913

418,067	QTS Realty Trust Inc., Class A Shares	20,380,766

15,844	SBA Communications Corporation	1,907,142
	Total Specialized	648,108,885
	Total Real Estate Investment Trust Common Stocks (cost $3,274,933,786)	4,234,405,158
	Total Long-Term Investments (cost $3,278,301,033)	4,239,283,036

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%

	MONEY MARKET FUNDS – 0.0%

642,457	First American Government Obligations Fund, Class X, 0.648%, (4), (5)	$642,457
	Total Investments Purchased with Collateral from Securities Lending (cost $642,457)	642,457

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.5%

	MONEY MARKET FUNDS – 1.5%

65,567,762	First American Treasury Obligations Fund, Class Z, 0.609%, (4)	$65,567,762
	Total Short-Term Investments (cost $65,567,762)	65,567,762
	Total Investments (cost $3,344,511,252) – 99.4%	4,305,493,255
	Other Assets Less Liabilities – 0.6%	24,600,343
	Net Assets – 100%	$4,330,093,598

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

24	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,877,878	$—	$—	$4,877,878
Real Estate Investment Trust Common Stocks	4,234,405,158	—	—	4,234,405,158
Investments Purchased with Collateral from Securities Lending	642,457	—	—	642,457
Short-Term Investments:
Money Market Funds	65,567,762	—	—	65,567,762
Total	$4,305,493,255	$—	$—	$4,305,493,255

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $3,464,949,482.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$977,860,853
Depreciation	(137,317,080)
Net unrealized appreciation (depreciation) of investments	$840,543,773

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $630,802.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the fund is invested in this money market fund.

REIT	Real Estate Investment Trust

NUVEEN	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017